Business Combinations - Schedule of Fair Values of Identifiable Intangible Assets at Acquisition Date and their Estimated Useful Lives (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 02, 2015	May 01, 2015	Jan. 31, 2018	Jan. 31, 2017
Business Acquisition [Line Items]
Estimated useful life			2 years 1 month 6 days	2 years 8 months 12 days
Certifications
Business Acquisition [Line Items]
Estimated useful life			5 years
Algorithmic Research Ltd
Business Acquisition [Line Items]
Estimated Fair Value		$ 20,200
Algorithmic Research Ltd | Existing Technology
Business Acquisition [Line Items]
Estimated Fair Value		$ 7,800
Estimated useful life		3 years
Algorithmic Research Ltd | In-process Technology
Business Acquisition [Line Items]
Estimated Fair Value		$ 2,800
Estimated useful life				3 years
Algorithmic Research Ltd | Tradenames / Trademarks
Business Acquisition [Line Items]
Estimated Fair Value		$ 1,000
Estimated useful life		5 years
Algorithmic Research Ltd | Customer Contracts and Related Relationships
Business Acquisition [Line Items]
Estimated Fair Value		$ 3,800
Estimated useful life		5 years
Algorithmic Research Ltd | Maintenance Contracts and Related Relationships
Business Acquisition [Line Items]
Estimated Fair Value		$ 1,300
Estimated useful life		5 years
Algorithmic Research Ltd | Certifications
Business Acquisition [Line Items]
Estimated Fair Value		$ 3,500
Estimated useful life		5 years
OpenTrust
Business Acquisition [Line Items]
Estimated Fair Value	$ 13,119
OpenTrust | Existing Technology
Business Acquisition [Line Items]
Estimated Fair Value	$ 2,646
Estimated useful life	3 years
OpenTrust | Tradenames / Trademarks
Business Acquisition [Line Items]
Estimated Fair Value	$ 110
Estimated useful life	2 years
OpenTrust | Customer Contracts and Related Relationships
Business Acquisition [Line Items]
Estimated Fair Value	$ 5,953
Estimated useful life	5 years
OpenTrust | Maintenance Contracts and Related Relationships
Business Acquisition [Line Items]
Estimated Fair Value	$ 221
Estimated useful life	5 years
OpenTrust | Noncompetition Agreements
Business Acquisition [Line Items]
Estimated Fair Value	$ 772
Estimated useful life	2 years
OpenTrust | Certifications
Business Acquisition [Line Items]
Estimated Fair Value	$ 3,417
Estimated useful life	5 years